Condensed Consolidated Statements Of Operations - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Formation and operational costs	$ 9,069	$ 911,788	$ 3,028,992
Loss from operations	(9,069)	(911,788)	(3,028,992)
Other income:
Interest earned on marketable securities held in Trust Account		62,928	212,516
Unrealized gain on marketable securities held in Trust Account			3,960
Change in fair value of warrant liability		17,028,800	(23,059,834)
Other income (loss)			(22,843,358)
Net income (loss)	$ (9,069)	16,179,940	$ (25,872,350)
Basic and diluted weighted average shares outstanding			21,242,273
Basic and diluted net loss per ordinary share			$ (1.23)
Common Stock Subject to Mandatory Redemption [Member]
Other income:
Basic and diluted weighted average shares outstanding			63,958,721
Basic and diluted net loss per ordinary share			$ 0.00
Common Stock Subject to Mandatory Redemption [Member] | Common Class A
Other income:
Interest earned on marketable securities held in Trust Account		55,031	$ 181,127
Unrealized gain on marketable securities held in Trust Account		0	3,375
Net income (loss)		$ 55,031	$ 184,502
Basic and diluted weighted average shares outstanding		61,746,986	63,958,721
Basic and diluted net loss per ordinary share	$ 0.00	$ 0.00	$ 0.00
Non Redeemable Common Stock [Member]
Other income:
Basic and diluted weighted average shares outstanding	15,750,000	28,815,514
Basic and diluted net loss per ordinary share	$ 0.00	$ 0.56
Non Redeemable Common Stock [Member] | Common Class A
Other income:
Net income (loss)	$ (9,069)	$ 16,179,940	$ (25,872,350)
Basic and diluted weighted average shares outstanding	15,750,000	28,815,514	21,242,273
Basic and diluted net loss per ordinary share	$ 0.00	$ 0.56	$ (1.23)